Short-term debt and short-term debt from related parties (Details) - EUR (€)	Jun. 30, 2018	Dec. 31, 2017
Long-term Debt and Capital Lease Obligations.
Short-term debt	€ 873,270,000	€ 760,279,000
Short-term debt from related parties	3,054,000	9,000,000
Short-term debt and short-term debt from related parties	876,324,000	769,279,000
Commercial paper borrowing limit	1,000,000,000
Remaining borrowing capacity	195,000,000	320,000,000
Offset amount	195,000,000	318,654,000
Short term borrowing from related party	400,000,000
Commercial paper program
Long-term Debt and Capital Lease Obligations.
Short-term debt	804,884,000	679,886,000
Borrowings under lines of credit
Long-term Debt and Capital Lease Obligations.
Short-term debt	66,930,000	79,313,000
Other
Long-term Debt and Capital Lease Obligations.
Short-term debt	€ 1,456,000	€ 1,080,000